Covered loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 78,140		$ 236,045
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	53		59
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	74,410	[1]	83,636	[1]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	769	[1]	7,684	[1]
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,628		14,241
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		125
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	48,743		63,858
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	504		1,392
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	8,363		4,598
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		5,677
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,133		423
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		113
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	543		516
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 265		$ 377

[1]	Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.